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<FILENAME>t603007.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           07/31/07
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       57
                                         -------------
Form 13F Information Table Value Total:   2,176,097
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    50551  1632791 SH       SOLE                  1632791
AmSurg Corp                    COM              03232p405    31500  1304886 SH       SOLE                  1304886
Ambassadors Group Inc          COM              023177108    20303   571441 SH       SOLE                   571441
American Express Co.           COM              025816109    47017   768505 SH       SOLE                   768505
Barr Pharmaceuticals           COM              068306109    15506   308706 SH       SOLE                   308706
Bed Bath and Beyond            COM              075896100    42877  1191346 SH       SOLE                  1191346
Berkshire Hathaway A           COM              084670108    54519      498 SH       SOLE                      498
Berkshire Hathaway B           COM              084670207    15087     4185 SH       SOLE                     4185
Brown & Brown Inc.             COM              115236101    95797  3810555 SH       SOLE                  3810555
CDW Corporation                COM              12512n105    77861   916340 SH       SOLE                   916340
Carmax                         COM              143130102    40422  1585192 SH       SOLE                  1585192
Clarcor Inc.                   COM              179895107      240     6424 SH       SOLE                     6424
Cognex Corporation             COM              192422103     2204    97925 SH       SOLE                    97925
Conmed Corp                    COM              207410101      208     7087 SH       SOLE                     7087
Courier Corp                   COM              222660102    12590   314762 SH       SOLE                   314762
Donaldson Co., Inc.            COM              257651109    19129   538075 SH       SOLE                   538075
Federated Investors            COM              314211103    91529  2387923 SH       SOLE                  2387923
Florida Rock Industries        COM              341140101     1451    21500 SH       SOLE                    21500
Forest City                    COM              345550107    24592   400000 SH       SOLE                   400000
Forward Air                    COM              349853101    44575  1307574 SH       SOLE                  1307574
Franklin Resources             COM              354613101    17761   134073 SH       SOLE                   134073
General Electric Co            COM              369604103    43977  1148827 SH       SOLE                  1148827
Graco                          COM              384109104    26382   654965 SH       SOLE                   654965
Heartland Express              COM              422347104    51864  3181846 SH       SOLE                  3181846
Idex Corporation               COM              45167R104    52866  1371721 SH       SOLE                  1371721
Int'l Speedway                 COM              460335201    76872  1458392 SH       SOLE                  1458392
John Wiley & Sons              COM              968223206    89718  1857905 SH       SOLE                  1857905
Kaydon Corp                    COM              486587108    67570  1296436 SH       SOLE                  1296436
Knight Transportation Inc.     COM              499064103      219    11301 SH       SOLE                    11301
Lincare Holdings Inc           COM              532791100    59897  1503074 SH       SOLE                  1503074
Liz Claiborne                  COM              539320101    19278   516834 SH       SOLE                   516834
M & T Bank Corp                COM              55261F104    26197   245063 SH       SOLE                   245063
Markel Corp                    COM              570535104    62319   128610 SH       SOLE                   128610
Martin Marietta Mat            COM              573284106    46334   285978 SH       SOLE                   285978
McGrath Rentcorp               COM              580589109    12976   385150 SH       SOLE                   385150
Meredith Corp                  COM              589433101    72825  1182232 SH       SOLE                  1182232
Mohawk Industries              COM              608190104    68298   677630 SH       SOLE                   677630
NBT Bancorp Inc.               COM              628778102      256    11369 SH       SOLE                    11369
Pediatrix Medical Group        COM              705324101    19551   354507 SH       SOLE                   354507
Plum Creek Timber Co.          COM              729251108    25230   605626 SH       SOLE                   605626
Pool Corp                      COM              73278L105    38633   989816 SH       SOLE                   989816
Protective Life Corp.          COM              743674103    62989  1317487 SH       SOLE                  1317487
Ross Stores Inc.               COM              778296103    67451  2189980 SH       SOLE                  2189980
Servicemaster Co.              COM              81760N109      252    16302 SH       SOLE                    16302
Strayer Education              COM              863236105     4416    33526 SH       SOLE                    33526
TCF Financial                  COM              872275102    61492  2211933 SH       SOLE                  2211933
Trustco Bank Corp              COM              898349105      208    21006 SH       SOLE                    21006
US Bancorp                     COM              902973304      267     8094 SH       SOLE                     8094
Vulcan Materials               COM              929160109    51637   450822 SH       SOLE                   450822
Wachovia Corp                  COM              929903102      209     4077 SH       SOLE                     4077
Watson Pharmaceuticals         COM              942683103      273     8400 SH       SOLE                     8400
Westamerica Bank               COM              957090103    46896  1060035 SH       SOLE                  1060035
White Mtns Insurance           COM              G9618E107   141005   232674 SH       SOLE                   232674
Whole Foods Mkt Inc.           COM              966837106    10358   270450 SH       SOLE                   270450
Winnebago                      COM              974637100    52639  1783155 SH       SOLE                  1783155
Yum Brands                     COM              988498101    50862  1554466 SH       SOLE                  1554466
Zebra Technologies A           COM              989207105    58162  1501347 SH       SOLE                  1501347


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